Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	₩ 127,058	₩ 37,316	₩ 21,898
Other operating income	170,434	72,288	50,366
Other Operating Expenses:
Research and development	339,507	378,079	369,507
Bad debt for accounts receivable – trade	44,183	49,865	37,906
Loss on disposal of property and equipment and intangible assets	15,296	17,427	9,369
Impairment loss on property and equipment and intangible assets	3,140	94,736	10,369
Other operating expenses	2,059,343	1,863,956	1,651,273
Impairment Loss On Assets Held For Sale	12,320	0	0
Parent Company [Member]
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	127,058	37,316	21,898
Others	43,376	34,972	28,468
Other operating income	170,434	72,288	50,366
Other Operating Expenses:
Communication	32,294	34,037	32,238
Utilities	591,507	547,204	511,240
Taxes and dues	68,852	44,888	29,009
Repair	425,698	438,089	431,964
Research and development	339,507	378,079	369,507
Training	29,804	30,949	39,286
Bad debt for accounts receivable – trade	44,183	49,865	37,906
Travel	14,936	19,090	22,499
Supplies and other	317,414	116,920	130,330
Loss on disposal of property and equipment and intangible assets	15,296	17,427	9,369
Impairment loss on property and equipment and intangible assets	3,140	94,736	10,369
Donations	15,339	15,712	14,766
Bad debt for accounts receivable – other	3,282	4,838	5,256
Others	145,771	72,122	7,534
Other operating expenses	2,059,343	1,863,956	1,651,273
Impairment Loss On Assets Held For Sale	₩ 12,320	₩ 0	₩ 0